Payable to redeemable non-controlling interests (Tables)	12 Months Ended
Sep. 30, 2024
Noncontrolling Interest [Abstract]
Schedule for payable to redeemable non-controlling interests	The balances for payable to redeemable non-controlling interests are presented as follows:
	As of September 30,
	2023	2024

Payable to redeemable non-controlling interests	$14,893	$16,616